Note 6 - Financial Results (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest income (expense)	$ 4,381	$ (6,151)	$ (11,550)
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Interest income (expense)	$ 7,600	$ 3,600